SCHEDULE OF NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue - Aircraft usage	$ 6	$ 8,731	$ 87	$ 32,476	$ 32,546	$ 37,765
Revenue - Managed aircraft		1,803		6,171
Costs of Revenue - Aircraft usage		11,177	65	43,091	43,488	51,245
Cost of Revenue - Managed aircraft		1,698		5,655
Selling, general and administrative	37	5,185	343	18,543	17,679	19,592
Other Income from discontinued operations	4,840	4,147	5,845	4,147	9,902
Loss from discontinued operations	4,809	(3,379)	5,524	(24,495)	(18,719)	(32,186)
Benefit for taxes from discontinued operations	(5)		(304)
Net income (loss) from discontinued operations, net	4,814	$ (3,379)	5,828	$ (24,495)		(32,186)
Accounts receivable	100		100		1,027	2,548
Prepaid and other assets	649		649		1,254	2,024
Property and equipment, net					3
Intangibles, net					1,200
Goodwill					635
Total assets associated with discontinued operations	749		749		4,119	6,445
Accounts payable and accrued liabilities	1,104		1,104		6,344
Credit facility and other loans	298		298		918	509
Customer deposits and deferred revenue	308		308		5,156	10,026
Deferred income tax liability					305
Total liabilities associated with discontinued operations	$ 1,710		$ 1,710		12,723	16,159
Gain (loss) from sale of equity method investment						886
Operating lease, right-of-use assets						1,278
Equity-method investment						154
Deposits						441
Operating lease liability						1,291
Previously Reported [Member]
Net income (loss) from discontinued operations, net					(18,719)
Accounts receivable					1,027
Prepaid and other assets					1,215
Total assets associated with discontinued operations					2,242
Accounts payable and accrued liabilities					6,086	$ 4,333
Credit facility and other loans					918
Customer deposits and deferred revenue					5,004
Total liabilities associated with discontinued operations					12,008
Operating lease, right-of-use assets
Equity-method investment
Deposits
Operating lease liability